Related parties	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [Abstract]
Related parties

31. Related parties

A. Transactions with key management personnel

Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel of the Company include executive officers, vice-presidents, other senior managers and members of the board of directors.

In addition to their salaries, Cameco also provides non-cash benefits to executive officers and vice-presidents and contributes to pension plans on their behalf (note 25). Senior management and directors also participate in the Company’s share-based compensation plans (note 24).

Executive officers are subject to terms of notice ranging from three to six months. Upon resignation at the Company’s request, they are entitled to termination benefits of up to the lesser of 18 to 24 months or the period remaining until age 65. The termination benefits include gross salary plus the target short-term incentive bonus for the year in which termination occurs.

Compensation for key management personnel was comprised of:

	2020	2019

Short-term employee benefits	$21,676	$21,225
Share-based compensation(a)	26,230	12,034
Post-employment benefits	6,041	5,542
Termination benefits	430	272

Total	$54,377	$39,073

(a) Excludes deferred share units held by directors (see note 24).

B. Other related party transactions

Cameco funded JV Inkai’s project development costs through an unsecured shareholder loan. The limit of the loan facility was $175,000,000 (US) and advances under the facility bore interest at a rate of LIBOR plus 2%. At December 31, 2020, there was no balance outstanding as the loan was fully repaid in 2019. For the year ended December 31, 2019, Cameco recorded interest income of $1,878,000 relating to this balance.

Cameco purchases uranium concentrates from JV Inkai. For the year ended December 31, 2020, Cameco had purchases of $148,169,000 ($111,886,000 (US)) (2019 - $112,861,000 ($84,827,000 (US))). Cameco received a cash dividend from JV Inkai of $54,404,000 ($40,621,000 (US)) (2019 - $14,079,000 ($10,635,000 (US))).